LAND USE RIGHTS (Schedule of Land Use Rights) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LAND USE RIGHTS [Line items]
Cost of land use rights	$ 4,421,007	$ 4,479,896
Less: Accumulated amortization	(1,132,048)	(1,057,531)
Land use rights, net	3,288,959	3,422,365
Amortization expense	89,485	93,094	$ 91,277
Land use rights [Member]
LAND USE RIGHTS [Line items]
Unrealized foreign exchange translation gain/(loss)	$ (43,921)	$ (181,553)	$ 217,105